Schedule of Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Interest on lease liabilities	$ 279	$ 348
Incremental borrowing rate at time of transition	14.00%	14.00%
Cash outflow for the lease	$ 732	$ 735